Provisions (Details) € in Thousands, $ in Millions				12 Months Ended
	Jan. 28, 2021 USD ($)	Jan. 28, 2021 EUR (€)	Aug. 17, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Oct. 30, 2020 USD ($)	Oct. 30, 2020 EUR (€)
Long term provisions
Beginning balance					€ 574		€ 358	€ 477
Additions					1,804		216
Reversals								(119)
Closing balance					2,377		574	358
Short term provisions
Beginning balance					1,264		1,140
Additions					90		123	1,140
Reclassified					(1,224)
Closing balance					130		1,264	1,140
Total Provisions
Other provisions at beginning of period					1,837		1,498	477
Additions					1,894		339	1,140
Unused provision reversed, other provisions								(119)
Unused provision reclassified, other povisions					(1,224)
Other provisions at end of period					2,507		1,837	1,498
Mediator's waiver amount					300
Additional provisions					1,894		339	1,140
Provision for tax adjustment risk in respect of payroll taxes for the years ended December 31, 2016, 2017 and 2018
Short term provisions
Beginning balance					1,300		1,100
Closing balance							1,300	1,100
Total Provisions
Payroll taxes payable							1,700
Impact on income (loss) statement							100
Proposed tax adjustment | $						$ 0.5
Provision for CIR risk related to tax audit for the years ended December 31, 2013, 2014 and 2015
Long term provisions
Beginning balance					358		358	477
Additions					1,139
Reversals								(119)
Closing balance					1,497		358	358
Total Provisions
Additions		€ 1,100
Payroll taxes payable			€ 1,900					1,900
Proposed tax adjustment			€ 1,900
Potential risk from proposed tax adjustment | $	$ 0.3
Additional provisions		1,100
Maximum tax adjustment risk		€ 1,500						400
Provision for CIR risk related to tax audit for the year ended December 31, 2017
Long term provisions
Beginning balance					216
Additions					665		216
Closing balance					880		€ 216
Total Provisions
Additions | $				$ 0.7
Additional provisions | $				$ 0.7
Percentage of French Research Tax Credit (CIR) received						81.00%	81.00%
French Research Tax Credit (CIR), payments received							€ 3,600
French Research Tax Credit (CIR), amounts receivable							4,500
Maximum tax adjustment risk					900		200
Provision related to tax audit for the years ended 2013, 2014 and 2015
Total Provisions
Maximum indemnification amount (the "Abbott Guarantee")								2,000
Accrued expenses recognized					2,000			1,900
Accrued income recognized					2,000			1,900
Impact on income (loss) statement					100
Provision related to tax audit for the years ended 2013, 2014 and 2015 | Other Current Liabilities
Total Provisions
Payroll taxes payable					1,200
Provision for tax audit for the years ended December 31, 2016 and December 31, 2017
Short term provisions
Beginning balance							1,140
Additions								1,140
Closing balance								1,140
Total Provisions
Other provisions at beginning of period							1,100
Other provisions at end of period								1,100
Payroll taxes payable							1,200			€ 1,200
Guarantee as condition to suspend AMR | $									$ 1.0
Provision for tax audit for the years ended December 31, 2016 - 2018
Short term provisions
Beginning balance					1,264		1,140
Additions					90		123
Reclassified					(1,224)
Closing balance					130		€ 1,264	€ 1,140
Total Provisions
Payroll taxes payable					€ 1,300